Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 51,803	$ 36,607	$ 595
Short-term investments	16,034	40,135	16,064
Prepaid expenses and other current assets	1,608	917	305
Total current assets	69,445	77,659	16,964
Property and equipment, net	1,714	1,371	1,119
Operating lease right-of-use assets	1,175	4,842	0
Other long term assets	3,814	1,139	459
Total assets	76,148	85,011	18,542
Current liabilities:
Accounts payable	2,120	470	289
Accrued expenses and other liabilities	1,130	1,069	201
Current portion of operating lease liability	1,275	1,479	0
Total current liabilities	4,525	3,018	490
Operating lease liability, net of current portion	0	3,296	0
Total liabilities	4,525	6,314	490
Commitments and contingencies
Redeemable convertible preferred stock	108,418	108,418	32,561
Stockholders’ deficit:
Common stock, $0.0001 par value, 27,196,999 and 19,189,462 shares authorized as of December 31, 2020 and 2019, respectively; 9,114,904 and 9,077,062 shares issued and outstanding as of December 31, 2020 and 2019, respectively	1	1	1
Additional paid-in capital	1,936	600	189
Accumulated other comprehensive income	2	3	7
Accumulated deficit	(38,734)	(30,325)	(14,706)
Total stockholders’ deficit	(36,795)	(29,721)	(14,509)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	76,148	85,011	18,542
Series Seed
Current liabilities:
Redeemable convertible preferred stock	5,494	5,494	5,494
Series A
Current liabilities:
Redeemable convertible preferred stock	27,067	27,067	27,067
Series B
Current liabilities:
Redeemable convertible preferred stock	$ 75,857	$ 75,857	$ 0